19. Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	R$ 17,620,597	R$ 16,515,431
Accumulated depreciation	(7,791,147)	(7,581,128)
Property, plant and equipment, ending	9,829,450	8,934,303
In service
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	13,807,942	13,681,833
Accumulated depreciation	(7,791,147)	(7,581,128)
Property, plant and equipment, ending	6,016,795	6,100,705
In service | Reservoirs, dams and aqueducts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	6,638,348	6,595,895
Accumulated depreciation	(4,071,621)	(3,912,383)
Property, plant and equipment, ending	2,566,727	2,683,512
In service | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	5,320,736	5,309,674
Accumulated depreciation	(2,654,801)	(2,645,702)
Property, plant and equipment, ending	2,665,935	2,663,972
In service | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	1,500,144	1,498,841
Accumulated depreciation	(989,221)	(954,470)
Property, plant and equipment, ending	510,923	544,372
In service | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	277,665	277,112
Accumulated depreciation	(15,287)	(12,351)
Property, plant and equipment, ending	262,378	264,761
In service | Vehicles and aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	59,101	60,914
Accumulated depreciation	(48,759)	(45,243)
Property, plant and equipment, ending	10,342	15,671
In service | Furniture and tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	16,990	16,771
Accumulated depreciation	(11,476)	(10,989)
Property, plant and equipment, ending	5,514	5,782
In service | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(4,986)	(77,318)
Accumulated depreciation	0	0
Property, plant and equipment, ending	(4,986)	(77,318)
In service | Special Obligations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(56)	(56)
Accumulated depreciation	18	10
Property, plant and equipment, ending	(38)	(46)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	3,812,655	2,833,598
Accumulated depreciation	0	0
Property, plant and equipment, ending	3,812,655	2,833,598
In progress | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(1,210,358)	(1,136,105)
Accumulated depreciation	0	0
Property, plant and equipment, ending	(1,210,358)	(1,136,105)
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	5,023,013	3,969,703
Accumulated depreciation	0	0
Property, plant and equipment, ending	R$ 5,023,013	R$ 3,969,703